EMPLOYEE BENEFITS OBLIGATIONS - Significant Assumptions (Details) $ in Millions	Mar. 31, 2023 CAD ($)
Disclosure of defined benefit plans [line items]
Change in significant assumptions (in percent)	0.25%
Discount rate
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	$ (25.4)
Increase (decrease) in compensation rate	26.9
Compensation rate
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	8.7
Increase (decrease) in compensation rate	(8.3)
Canadian | Discount rate | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(22.7)
Increase (decrease) in compensation rate	24.1
Canadian | Discount rate | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(2.3)
Increase (decrease) in compensation rate	2.4
Canadian | Compensation rate | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	8.4
Increase (decrease) in compensation rate	(8.0)
Canadian | Compensation rate | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	0.3
Increase (decrease) in compensation rate	(0.3)
Foreign | Discount rate | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(0.1)
Increase (decrease) in compensation rate	0.1
Foreign | Discount rate | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	(0.3)
Increase (decrease) in compensation rate	0.3
Foreign | Compensation rate | Funded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	0.0
Increase (decrease) in compensation rate	0.0
Foreign | Compensation rate | Unfunded plans
Disclosure of defined benefit plans [line items]
Increase (decrease) in discount rate	0.0
Increase (decrease) in compensation rate	$ 0.0